Equity	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
re capital
At December 31, 2019, the authorized share capital of FCA was forty million Euro (€40,000,000), divided into two billion (2,000,000,000) FCA common shares, nominal value of one Euro cent (€0.01) per share and two billion (2,000,000,000) special voting shares, nominal value of one Euro cent (€0.01) per share.
At December 31, 2019, fully paid-up share capital of FCA amounted to €20 million (€19 million at December 31, 2018) and consisted of 1,567,519,274 common shares and of 408,941,767 special voting shares, all with a par value of €0.01 each (1,550,617,563 common shares and 408,941,767 special voting shares, all with a par value of €0.01 each at December 31, 2018).
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2019:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2019	1,550,617,563	408,941,767	1,959,559,330
Shares issued to Key management	16,901,711	—	16,901,711
Balance at December 31, 2019	1,567,519,274	408,941,767	1,976,461,041

Long Term Incentive Plans
On October 29, 2014, the Board of Directors of FCA (“Board of Directors”) resolved to authorize the issuance of up to a maximum of 90 million common shares under the equity incentive plan and the long-term incentive program which had been adopted before the closing of the 2014 Merger and under which equity awards can be granted to eligible individuals. Any issuance of shares during the period from 2014 to 2018 are subject to the satisfaction of certain performance/retention requirements and any issuances to directors are subject to FCA shareholders' approval (refer to Note 18, Share-based compensation).
On December 19, 2018, the Board of Directors resolved to allocate up to a maximum of 50 million common shares under the 2019 - 2021 LTIP (refer to Note 18, Share-based compensation), under which equity awards can be granted to eligible individuals. Any issuance of shares during the period from 2019 to 2021 is subject to the satisfaction of certain performance and retention requirements and any issuances to directors are subject to FCA shareholders' approval (refer to Note 18, Share-based compensation).
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares. The Board of Directors' authorization is for a period of five years from October 12, 2014, and expired on October 11, 2019.
On April 12, 2019, the Annual General Meeting of Shareholders (“AGM”) resolved to authorize, under certain conditions, the Board of Directors to issue common and special voting shares, to grant rights to subscribe for common and special voting shares, and to limit or exclude pre-emptive rights for common shares. This authorization is for a period of eighteen months up to and including October 11, 2020, starting from the date on which the current authorization expired, October 12, 2019.
Furthermore, the AGM renewed the existing authorization of the Board of Directors, for a period of eighteen months from the date of the AGM, to repurchase up to a maximum of 10 percent of the Company’s common shares issued as of the date of the AGM. Pursuant to the authorization, which does not entail any obligation for the Company but is designed to provide additional flexibility, the Board of Directors may repurchase common shares in compliance with applicable regulations, subject to certain maximum and minimum price thresholds.
Other reserves:
Other reserves comprised the following:

•
legal reserves of €14,206 million at December 31, 2019 (€13,842 million at December 31, 2018) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to FCA;

•	capital reserves of €6,034 million at December 31, 2019 (€5,920 million at December 31, 2018);

•	retained earnings, after the separation of the legal reserve, of positive €2,286 million (positive €1,836 million at December 31, 2018); and

•	profit attributable to owners of the parent of €6,622 million for the year ended December 31, 2019 (€3,608 million for the year ended December 31, 2018).
Other comprehensive income
Other comprehensive income was as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€(63)	€317	€(72)
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	(5)	—	2
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	6	(4)	14
Items relating to discontinued operations	(9)	1	8
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	(71)	314	(48)

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(Losses) on net investment hedging instruments	—	—	—
Gains/(losses) on cash flow hedging instruments arising during the period	(269)	99	47
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	78	(108)	82
Total Gains/(losses) on cash flow hedging instruments	(191)	(9)	129
Foreign exchange gains/(losses)	268	126	(1,982)
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(16)	(77)	(94)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	1	(26)	(27)
Total Share of Other comprehensive (loss)/income for equity method investees	(15)	(103)	(121)
Items relating to discontinued operations	9	(91)	58
Total Items that may be reclassified to the Consolidated Income Statement (B2)	71	(77)	(1,916)

Total Other comprehensive income (B1)+(B2)=(B)	—	237	(1,964)
Tax effect	57	(82)	(30)
Tax effect - discontinued operations	—	1	(1)
Total Other comprehensive income, net of tax	€57	€156	€(1,995)

Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 19, Employee benefits liabilities).
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2019			2018			2017
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€(63)	€7	€(56)	€317	€(76)	€241	€(72)	€(18)	€(90)
Gains/(Losses) on cash flow hedging instruments	(191)	50	(141)	(9)	(6)	(15)	129	(12)	117
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	6	—	6	(4)	—	(4)	14	—	14
Foreign exchange (losses)/gains	268	—	268	126	—	126	(1,982)	—	(1,982)
Share of Other comprehensive income/(loss) for equity method investees	(20)	—	(20)	(103)	—	(103)	(119)	—	(119)
Items relating to discontinued operations	—	—	—	(90)	1	(89)	66	(1)	65
Total Other comprehensive income	€—	€57	€57	€237	€(81)	€156	€(1,964)	€(31)	€(1,995)

Policies and processes for managing capital
The objectives identified by the Group for managing capital are to create value for shareholders as a whole, safeguard business continuity and support the growth of the Group. As a result, the Group endeavors to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The Group constantly monitors the ratio between debt and equity, particularly the level of net debt and the generation of cash from its industrial activities. In order to reach these objectives, the Group continues to aim for improvement in the profitability of its operations. Furthermore, the Group may sell part of its assets to reduce the level of its debt, while the Board of Directors may make proposals to FCA shareholders at a general meeting of FCA shareholders to reduce or increase share capital or, where permitted by law, to distribute reserves. The Group may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of FCA shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the Group's rating.
Dividends proposed, declared and paid
The Board of Directors intends to recommend to the Annual General Meeting of Shareholders an annual ordinary dividend distribution to holders of FCA common shares of €0.70 per common share (a total distribution of approximately €1.1 billion). The distribution, from the Company's 2019 profits, will be subject to the approval by the Annual General Meeting of Shareholders, which is scheduled to be held on April 16, 2020.
If the dividend proposal is approved by shareholders, FCA common shares will be traded ex-dividend as of April 20, 2020 at the NYSE and the MTA. In compliance with the listing requirements of the NYSE and the MTA, the dividend record date will be April 21, 2020. The payment of the dividend is expected to be on May 5, 2020.
Prior to the 2018 dividend that was declared and paid, no dividends have been declared or paid by FCA in the preceding three years. Proposed dividends on ordinary shares are not recognized as a liability as at December 31, 2019.
On April 12, 2019, the AGM approved the payment of an ordinary annual dividend of €0.65 per common share, equivalent to an aggregate distribution of approximately €1 billion, which was paid on May 2, 2019 to shareholders of record on both MTA and NYSE on April 24, 2019, with an ex-dividend date of April 23, 2019.
On May 2, 2019, FCA announced that its Board of Directors had approved an extraordinary cash distribution of €1.30 per common share, equivalent to a total distribution of approximately €2 billion, paid on May 30, 2019 to shareholders of record on May 21, 2019, with an ex-dividend date of May 20, 2019.
The FCA loyalty voting structure
The purpose of the loyalty voting structure is to reward long-term ownership of FCA common shares and to promote stability of the FCA shareholder base by granting long-term FCA shareholders with special voting shares to which one voting right is attached in addition to the one granted by each FCA common share that they hold. In connection with the 2014 Merger, FCA issued 408,941,767 special voting shares with a nominal value of €0.01 each to those eligible shareholders of Fiat S.p.A. who had elected to participate in the loyalty voting structure upon completion of the 2014 Merger in addition to FCA common shares. In addition, an FCA shareholder may, at any time, elect to participate in the loyalty voting structure by requesting that FCA register all or some of the number of FCA common shares held by such an FCA shareholder in the Loyalty Register. Only a minimal dividend accrues to the special voting shares, which is allocated to a separate special dividend reserve, and they shall not carry any entitlement to any other reserve of FCA. Having only immaterial economic entitlements, the special voting shares do not impact earnings per share.